Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]		bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

(the "Fund")

Supplement dated July 29, 2015 to the Investor and Institutional Shares

Prospectus of the Fund, dated July 29, 2015

Effective as of September 1, 2015, BlackRock (as defined below) has contractually agreed to cap net expenses of the Fund at lower levels for each share class. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, effective as of September 1, 2015, the Fund's prospectus is amended as follows:

The section of the Fund's prospectus entitled "Fund Overview—Key Facts About BlackRock Money Market Portfolio—Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses[1]	0.23%	0.27%	0.14%	0.18%
Total Annual Fund Operating Expenses[2]	0.91%	1.70%	1.57%	0.61%
Fee Waivers and/or Expense Reimbursements[3]	(0.36)%	(0.40)%	(0.27)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.55%	1.30%	1.30%	0.20%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 60, effective September 1, 2015, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.55% (for Investor A Shares), 1.30% (for Investor B and Investor C Shares) and 0.20% (for Institutional Shares) until August 1, 2017 and the table reflects these waivers and/or reimbursements. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares[1]	$58	$218	$433	$1,053
Investor B Shares[1]	$133	$457	$847	$1,7292/$1,6303/$1,941[4]
Investor C Shares[1]	$133	$442	$804	$1,821
Institutional Shares	$23	$112	$259	$ 684

[1]	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund received in an exchange transaction for Investor A, Investor B or Investor C Shares of a non-money market fund advised by BlackRock or its affiliates (each, a "Non-Money Market BlackRock Fund") as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund that are purchased from the Trust and not acquired by exchange.
[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of certain equity Non-Money Market BlackRock Funds).
[3]	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).
[4]	Based on the conversion of Investor B Shares to Investor A Shares after ten years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).

BLACKROCK MONEY MARKET PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

(the "Fund")

Supplement dated July 29, 2015 to the Investor and Institutional Shares

Prospectus of the Fund, dated July 29, 2015

Effective as of September 1, 2015, BlackRock (as defined below) has contractually agreed to cap net expenses of the Fund at lower levels for each share class. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, effective as of September 1, 2015, the Fund's prospectus is amended as follows:

The section of the Fund's prospectus entitled "Fund Overview—Key Facts About BlackRock Money Market Portfolio—Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses[1]	0.23%	0.27%	0.14%	0.18%
Total Annual Fund Operating Expenses[2]	0.91%	1.70%	1.57%	0.61%
Fee Waivers and/or Expense Reimbursements[3]	(0.36)%	(0.40)%	(0.27)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.55%	1.30%	1.30%	0.20%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 60, effective September 1, 2015, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.55% (for Investor A Shares), 1.30% (for Investor B and Investor C Shares) and 0.20% (for Institutional Shares) until August 1, 2017 and the table reflects these waivers and/or reimbursements. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares[1]	$58	$218	$433	$1,053
Investor B Shares[1]	$133	$457	$847	$1,7292/$1,6303/$1,941[4]
Investor C Shares[1]	$133	$442	$804	$1,821
Institutional Shares	$23	$112	$259	$ 684

[1]	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund received in an exchange transaction for Investor A, Investor B or Investor C Shares of a non-money market fund advised by BlackRock or its affiliates (each, a "Non-Money Market BlackRock Fund") as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund that are purchased from the Trust and not acquired by exchange.
[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of certain equity Non-Money Market BlackRock Funds).
[3]	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).
[4]	Based on the conversion of Investor B Shares to Investor A Shares after ten years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK MONEY MARKET PORTFOLIO | Investor A Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.91%
Fee Waivers and/or Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	0.55%
1 Year	[4]	rr_ExpenseExampleYear01	$ 58
3 Years	[4]	rr_ExpenseExampleYear03	218
5 Years	[4]	rr_ExpenseExampleYear05	433
10 Years	[4]	rr_ExpenseExampleYear10	$ 1,053
BLACKROCK MONEY MARKET PORTFOLIO | Investor B Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.70%
Fee Waivers and/or Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.30%
1 Year	[4]	rr_ExpenseExampleYear01	$ 133
3 Years	[4]	rr_ExpenseExampleYear03	457
5 Years	[4]	rr_ExpenseExampleYear05	847
10 Years	[4],[5]	bf11_ExpenseExampleYearTenAfterEight	1,729
10 Years	[4],[6]	bf11_ExpenseExampleYearTenAfterSeven	1,630
10 Years	[4],[7]	bf11_ExpenseExampleYearTenAfterTen	$ 1,941
BLACKROCK MONEY MARKET PORTFOLIO | Investor C Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.57%
Fee Waivers and/or Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.30%
1 Year	[4]	rr_ExpenseExampleYear01	$ 133
3 Years	[4]	rr_ExpenseExampleYear03	442
5 Years	[4]	rr_ExpenseExampleYear05	804
10 Years	[4]	rr_ExpenseExampleYear10	$ 1,821
BLACKROCK MONEY MARKET PORTFOLIO | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.61%
Fee Waivers and/or Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	0.20%
1 Year		rr_ExpenseExampleYear01	$ 23
3 Years		rr_ExpenseExampleYear03	112
5 Years		rr_ExpenseExampleYear05	259
10 Years		rr_ExpenseExampleYear10	$ 684

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 60, effective September 1, 2015, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.55% (for Investor A Shares), 1.30% (for Investor B and Investor C Shares) and 0.20% (for Institutional Shares) until August 1, 2017 and the table reflects these waivers and/or reimbursements. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.
[4]	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund received in an exchange transaction for Investor A, Investor B or Investor C Shares of a non-money market fund advised by BlackRock or its affiliates (each, a "Non-Money Market BlackRock Fund") as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor A, Investor B or Investor C Shares of the Fund that are purchased from the Trust and not acquired by exchange.
[5]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of certain equity Non-Money Market BlackRock Funds).
[6]	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).
[7]	Based on the conversion of Investor B Shares to Investor A Shares after ten years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).